Subsequent events - Narrative (Details)				6 Months Ended
	Sep. 25, 2018 USD ($)	Sep. 17, 2018 USD ($)	Sep. 07, 2018 USD ($) installment	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	[1]	Mar. 31, 2018 USD ($)	Mar. 29, 2018 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Repayment of borrowings				$ 621,890,000	$ 495,012,000
Senior Secured Loans
Disclosure of non-adjusting events after reporting period [line items]
Notional amount							$ 220,000,000.0	$ 220,000,000.0
Senior Secured Loans | Entering into significant commitments or contingent liabilities
Disclosure of non-adjusting events after reporting period [line items]
Notional amount		$ 200,000,000.0
Number of semi annual installment payments | installment			12
Expected future debt payment			$ 55,100,000
Secured vessels loan due 2020
Disclosure of non-adjusting events after reporting period [line items]
Notional amount				67,500,000.0
Secured vessels loan due 2020
Disclosure of non-adjusting events after reporting period [line items]
Notional amount				76,000,000
Secured vessels loan due 2020 | Entering into significant commitments or contingent liabilities
Disclosure of non-adjusting events after reporting period [line items]
Repayment of borrowings	$ 76,000,000.0
Senior Secured Loan Facility
Disclosure of non-adjusting events after reporting period [line items]
Notional amount				$ 581,000,000.0
Senior Secured Loan Facility | Entering into significant commitments or contingent liabilities
Disclosure of non-adjusting events after reporting period [line items]
Repayment of borrowings		$ 581,000,000.0
LIBOR | Senior Secured Loans | Entering into significant commitments or contingent liabilities
Disclosure of non-adjusting events after reporting period [line items]
Margin rate			2.00%
LIBOR | Secured vessels loan due 2020
Disclosure of non-adjusting events after reporting period [line items]
Margin rate				1.50%
LIBOR | Secured vessels loan due 2020
Disclosure of non-adjusting events after reporting period [line items]
Margin rate				1.95%

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.